Basis of Presentation (Tables)	12 Months Ended
Aug. 31, 2019
Basis of Presentation [Abstract]
Summary of impact of adoption of IFRS 9

	As reported as at August 31, 2018	Adjustments	As adjusted as at September 1, 2018

Accounts receivable – Trade (note 6)	$47,273	$(303)	$46,970
Income taxes recoverable	$4,790	$50	$4,840
Total assets	$284,544	$(253)	$284,291

Retained earnings	$114,906	$(253)	$114,653
Shareholders’ equity	$177,921	$(253)	$177,668

In addition, the company’s consolidated financial instruments are accounted for as follows under IFRS 9 as compared to the company’s previous accounting policy with IAS 39:

Financial assets	Classification – IAS 39	Classification – IFRS 9

Cash	Loans and receivables	Amortized cost
Short-term investments	Available for sale	Fair value through other comprehensive income
Accounts receivable	Loans and receivables	Amortized cost
Forward exchange contracts	Derivatives used for hedging	Fair value through other comprehensive income

Financial liabilities

Bank loan	Other financial liabilities	Amortized cost
Accounts payable and accrued liabilities	Other financial liabilities	Amortized cost
Other liabilities	Other financial liabilities	Amortized cost
Long-term debt	Other financial liabilities	Amortized cost
Forward exchange contracts	Derivatives used for hedging	Fair value through other comprehensive income

Estimated useful life
Depreciation is provided on a straight-line basis over the estimated useful lives of the asset as follows:

Term
Land improvements	15 years
Buildings	20 to 60 years
Equipment	3 to 15 years
Leasehold improvements	The lesser of useful life and remaining lease term